PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
NOTE 3 - PROPERTY AND EQUIPMENT

As of March 31, 2018, property and equipment consisted of computer equipment and leasehold improvements of $2,623 and $2,075, respectively, and nil as of March 31, 2017. Accumulated depreciation was $258 as of March 31, 2018 and totaled $258 for fiscal year ended March 31, 2018.